Goodwill and Identifiable Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Non-cash impairment charge			¥ 1,900
Aggregate amortization expense for identifiable intangible assets	¥ 399	¥ 280	¥ 197
Minimum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	3 years
Maximum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	20 years